UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:    August 31
Date of reporting period: February 28, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2010

Semi-Annual
Report

Western Asset
New York
Tax Free
Money
Market
Fund
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Western Asset New York Tax Free Money Market Fund
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Fund objectives

The Fund’s investment objectives are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

Fund name change

Effective May 31, 2010, the Fund is known as Western Asset New York Tax Free Money Market Fund. Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves. There is no change in the Fund’s investment objectives or investment policies as a result of the name change.

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason in the name of funds through May 31, 2010. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset New York Tax Free Money Market Fund for the six-month reporting period ended February 28, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 26, 2010

Western Asset New York Tax Free Money Market Fund | III
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Investment commentary

Economic review

The lengthiest recession since the Great Depression finally appeared to have ended during the reporting period.

Looking back, the U.S. Department of Commerce reported that first quarter 2009 U.S. gross domestic product (“GDP”)i contracted 6.4%. The economic environment then started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.6%. The Commerce Department cited a slower drawdown in business inventories and renewed consumer spending as contributing factors spurring the economy’s higher growth rate.

Even before GDP data started to meaningfully improve, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI data subsequently showed that manufacturing expanded from September through February 2010 as well. January’s PMI reading of 58.4 was its highest level since August 2004. Manufacturing then took a modest step backward in February as the PMI was 56.5.

While the housing market has shown signs of life, a continued large inventory of unsold homes could lead to a choppy recovery. At the end of February 2010, there was an 8.6 month supply of unsold homes, up from a 7.8 month supply the prior month. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that month-over-month home prices rose for the seventh straight month in December (on a seasonally-adjusted basis). However, according to the National Association of Realtors, existing home sales fell by 16.2% in December 2009, 7.2% in January 2010 and 0.6% in February. December’s decline was not surprising, given sales had moved higher in November as first-time home buyers rushed to complete sales before the original November deadline for the government’s $8,000 tax credit. However, with the government extending this tax credit until the end of April 2010, January’s and February’s sales declines were disappointing.

One area that remained weak — and could potentially jeopardize the economic recovery —was the labor market. While monthly job losses have moderated compared to the first quarter of 2009, the unemployment rate remained elevated during the reporting period. After reaching a twenty-six-year high of 10.1% in October 2009, the unemployment rate fell to 10.0% for November and December and subsequently declined to 9.7% in January, where it also remained at the end of February. However, according to revised U.S. Department of Labor figures, roughly 600,000 more jobs were lost in 2009 than previously reported. In addition, 8.4 million jobs have been lost since the recession officially began in December 2007.

Financial market overview

In a continuation from the second calendar quarter of 2009, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds during the six months ended February 28, 2010.

In the fixed-income market, riskier sectors, such as high-yield bonds and emerging market debt, significantly outperformed U.S. Treasuries. This was in sharp contrast to the latter part of 2008 and early 2009, when the financial markets were negatively impacted by periods of extreme volatility, illiquidity and heightened risk aversion. There were a number of factors contributing to the continued turnaround in the financial markets, including improving economic conditions, renewed investor confidence and the accommodative monetary policy by the Federal Reserve Board (“Fed”)iv.

While economic news often surprised on the upside during the reporting period, incoming economic data did not suggest a dramatic rebound in growth in 2010. Given this, the Fed kept the federal funds ratev in a range of 0 to 1/4 percent during each of its four meetings during the period. At its meeting in March 2010

IV | Western Asset New York Tax Free Money Market Fund
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Investment commentary (cont’d)

(subsequent to the close of the reporting period), the Fed said it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 0.50% to 0.75%. The Fed also expects to end its $1.25 trillion mortgage securities purchase program by the end of the first quarter of 2010.

Fixed-income market review

Continuing the trend that began in early 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the six months ended February 28, 2010. While risk aversion ruled the fixed-income markets during much of 2008 and early 2009, by the end of the first quarter of 2009, there was robust demand for riskier, and higher-yielding, fixed-income securities. Despite some temporary setbacks, riskier assets continued to perform well during the reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. After starting the period at 0.97% and 3.40%, respectively, two- and ten-year Treasury yields then generally declined through the end of November, with two- and ten-year Treasury yields falling to 0.67% and 3.21%, respectively. With economic data further improving at the end of 2009, yields then moved sharply higher in December, with two- and ten-year Treasury yields rising to 1.14% and 3.85%, respectively, on December 31st. However, some mixed economic data then caused yields to decline again in January. Treasuries then traded in a relatively narrow range in February, as investors digested incoming economic data. Two- and ten-year Treasuries ended the reporting period at 0.81% and 3.61%, respectively.

In contrast to their short-term counterparts, longer-term Treasury yields moved higher over the reporting period due to fears of inflation given the government’s massive stimulus program. At the same time, with risk aversion being replaced with robust risk appetite, spread sector prices moved higher. With the Fed keeping the federal funds rate at a historical low, the yields available from tax-free money market securities remained extremely low during the reporting period.

Performance review

As of February 28, 2010, the seven-day current yield for Western Asset New York Tax Free Money Market Fund was 0.01% and its seven-day effective yield, which reflects compounding, was 0.01%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Tax Free Money Market Fund
Yields as of February 28, 2010 (unaudited)
Seven-day current yield[1]	0.01%

Seven-day effective yield[1]	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield would have been -0.51%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset New York Tax Free Money Market Fund | V
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 26, 2010

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

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Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report | 1
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2010 and August 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2009 and held for the six months ended February 28, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†‡	Expenses Paid During the Period[3]

0.00%*	$1,000.00	$1,000.00	0.27%	$1.34

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†‡	Expenses Paid During the Period[3]

5.00%	$1,000.00	$1,023.46	0.27%	$1.35

[1]	For the six months ended February 28, 2010.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratio. These fees are not covered by any expense cap currently in effect.
‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.
*	Amount represents less than 0.005%.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report | 3
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Schedule of investments (unaudited)
February 28, 2010

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 99.9%

Education — 10.4%

Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.170%	3/4/10	$5,430,000	$5,430,000	(a)

New York State Dormitory Authority Revenue:

Cornell University, SPA-HSBC Bank USA N.A.	0.170%	3/4/10	16,085,000	16,085,000	(a)

Non-State Supported Debt, Columbia University	0.150%	3/3/10	2,600,000	2,600,000	(a)

Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.180%	3/3/10	4,715,000	4,715,000	(a)

State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	3/4/10	2,600,000	2,600,000	(a)

State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A.	0.170%	3/4/10	100,000	100,000	(a)

Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.180%	3/3/10	1,140,000	1,140,000	(a)

Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.180%	3/3/10	3,600,000	3,600,000	(a)

Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Santander PR	0.220%	3/3/10	3,000,000	3,000,000	(a)

Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, Touro College Project, LOC-JPMorgan Chase	0.160%	3/3/10	1,700,000	1,700,000	(a)

Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.110%	3/1/10	6,600,000	6,600,000	(a)

Tompkins County, NY, Industrial Development Agency Revenue:

Civic Facility, Cornell University, SPA-JPMorgan Chase	0.130%	3/1/10	4,000,000	4,000,000	(a)

Civic Facility, Cornell University, SPA-JPMorgan Chase	0.140%	3/1/10	1,500,000	1,500,000	(a)

Total Education				53,070,000

Finance — 5.8%

New York City, NY, TFA:

Future Tax Secured, Subordinated, SPA-Landesbank Hessen-Thuringen	0.140%	3/1/10	1,700,000	1,700,000	(a)

New York City Recovery Project Revenue, SPA-Landesbank Baden-Wurttemberg	0.140%	3/1/10	4,700,000	4,700,000	(a)

New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.120%	3/1/10	5,735,000	5,735,000	(a)

New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.140%	3/1/10	1,500,000	1,500,000	(a)

New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.200%	3/3/10	1,500,000	1,500,000	(a)

New York City Recovery Project Revenue, Subordinated, LIQ-Societe Generale	0.190%	3/3/10	700,000	700,000	(a)

New York City Recovery Project Revenue, Subordinated, SPA-Royal Bank of Canada	0.140%	3/1/10	3,000,000	3,000,000	(a)

New York City, NY, TFA Revenue, Subordinated, LIQ-Lloyds TSB Bank	0.170%	3/3/10	1,800,000	1,800,000	(a)

New York State LGAC, LOC-Bank of Nova Scotia	0.190%	3/3/10	9,213,000	9,213,000	(a)

Total Finance				29,848,000

See Notes to Financial Statements.

4 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

General Obligation — 17.3%

Albany, NY, City School District, GO, BAN	1.500%	6/25/10	$12,001,224	$12,029,985

Batavia, NY, City School District, GO	1.000%	12/30/10	800,000	800,926

Chenango, NY, GO, BAN	1.000%	2/24/11	300,000	300,528

Commonwealth of Puerto Rico, GO:

AGM, SPA-Dexia Credit Local	0.220%	3/4/10	7,000,000	7,000,000	(a)

Refunding, Public Improvements, AGM, LOC-Wells Fargo Bank	0.120%	3/1/10	1,900,000	1,900,000	(a)

Deer Park, NY, Union Free School District, GO, BAN	2.000%	6/30/10	5,000,000	5,022,376

East Quogue, NY, Union Free School District, GO, TAN	2.000%	6/25/10	425,000	426,688

Fulton City, NY, School District, GO, BAN	2.000%	7/23/10	5,000,000	5,017,556

Ithaca City, NY, School District, GO, BAN	2.000%	7/9/10	6,907,000	6,945,942

Lancaster, NY, CSD, GO, BAN	2.000%	7/1/10	2,000,000	2,009,298

Leray, NY, GO, BAN	1.500%	12/15/10	500,000	501,330

Livingston County, NY, GO, BAN	1.000%	2/11/11	500,000	501,463

Massapequa, NY, Union Free School District, GO, TAN	2.000%	6/23/10	4,000,000	4,019,383

Middletown, NY, GO, BAN	1.000%	2/24/11	100,000	100,116

New York City, NY, GO:

LOC-Dexia Credit Local	0.130%	3/1/10	220,000	220,000	(a)

LOC-Royal Bank of Scotland	0.220%	3/4/10	1,700,000	1,700,000	(a)

LOC-U.S. Bank N.A.	0.140%	3/1/10	9,100,000	9,100,000	(a)

SPA-Calyon Bank	0.170%	3/4/10	4,900,000	4,900,000	(a)

SPA-Wells Fargo Bank N.A.	0.120%	3/1/10	6,500,000	6,500,000	(a)

New York City, NY, NATL, SPA-Bank of Nova Scotia	0.120%	3/1/10	5,000,000	5,000,000	(a)

Orangetown, NY, GO, BAN	1.500%	12/7/10	1,450,000	1,461,664

Owego Town, NY, GO, BAN	1.000%	1/27/11	800,000	800,540

Puerto Rico Commonwealth, GO, Public Improvement, AGM, SPA-Dexia Credit Local	0.230%	3/4/10	100,000	100,000	(a)

Rockland County, NY, GO:

BAN	1.250%	6/15/10	600,000	601,094

BAN	1.250%	8/13/10	1,800,000	1,806,080

Rome City, NY, School District, GO, BAN	2.000%	7/16/10	5,660,000	5,674,680

Valley CSD of Montgomery, NY, GO, BAN	1.000%	2/25/11	400,000	401,254

West Islip, NY, Union Free School District, GO, TAN	2.000%	6/25/10	2,000,000	2,008,942

Westchester County, NY, Finance Department, GO, BAN	1.000%	4/28/10	1,700,000	1,700,807

Total General Obligation				88,550,652

Health Care — 1.9%

New York State Dormitory Authority Revenue:

Mental Health Services, SPA-HSBC Bank USA	0.170%	3/4/10	6,000,000	6,000,000	(a)

Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.150%	3/4/10	600,000	600,000	(a)

Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.200%	3/4/10	3,325,000	3,325,000	(a)

Total Health Care				9,925,000

Housing: Multi-Family — 19.5%

New York City, NY, HDC, MFH Rent Revenue, James Tower Development, FNMA, LIQ-FNMA	0.160%	3/3/10	13,700,000	13,700,000	(a)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report | 5
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Housing: Multi-Family — continued

New York City, NY, HDC, MFH Revenue:

3463 Third Avenue Realty LLC, LOC-Citibank N.A.	0.210%	3/3/10	$1,900,000	$1,900,000	(a)(b)

LIQ-Dexia Credit Local	0.190%	3/1/10	7,400,000	7,400,000	(a)(b)

Marseilles LLC, LOC-Citibank N.A.	0.180%	3/3/10	4,440,000	4,440,000	(a)

SPA-Bank of America N.A.	0.170%	3/1/10	2,500,000	2,500,000	(a)(b)

New York City, NY, HDC, Mortgage Revenue, Queens Family Courthouse Apartment, LOC-Citibank N.A.	0.230%	3/3/10	800,000	800,000	(a)(b)

New York City, NY, HDC, Multi-Family Mortgage Revenue:

20 Exchange Place, LOC-Landesbank Hessen-Thuringen	0.170%	3/3/10	7,000,000	7,000,000	(a)

201 Pearl Street Development, FNMA	0.150%	3/3/10	7,200,000	7,200,000	(a)

Markham Gardens Apartments, LOC-Citibank N.A.	0.210%	3/3/10	3,700,000	3,700,000	(a)(b)

Susans Court, LOC-Citibank N.A.	0.210%	3/3/10	1,000,000	1,000,000	(a)(b)

New York State HFA:

10 Liberty, FHLMC, LIQ-FHLMC	0.170%	3/3/10	1,600,000	1,600,000	(a)

20 River Terrace Housing, LIQ-FNMA	0.150%	3/3/10	200,000	200,000	(a)

New York State Housing Finance Agency Revenue:

320 West 38th Street, LOC-Wells Fargo Bank	0.170%	3/3/10	900,000	900,000	(a)

345 East 94th Street Associates LLC, LIQ-FHLMC	0.180%	3/3/10	300,000	300,000	(a)(b)

600 West 42nd Street, LOC-Bank of New York	0.170%	3/3/10	2,800,000	2,800,000	(a)(b)

80 DeKalb Avenue Housing, LOC-Wells Fargo Bank	0.170%	3/3/10	5,400,000	5,400,000	(a)

Admiral Halsey Senior Apartments, LOC-Citibank N.A.	0.240%	3/3/10	3,950,000	3,950,000	(a)(b)

FNMA, LIQ-FNMA	0.190%	3/3/10	2,000,000	2,000,000	(a)

Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale	0.200%	3/3/10	100,000	100,000	(a)

Ocean Park Apartments Housing, LIQ-FNMA	0.240%	3/3/10	4,000,000	4,000,000	(a)(b)

Prospect Plaza Apartments, LOC-Citibank N.A.	0.230%	3/3/10	590,000	590,000	(a)(b)

Remeeder Houses, LOC-Citibank N.A.	0.240%	3/3/10	4,310,000	4,310,000	(a)(b)

Shore Hill Housing Associates LP, LIQ-FHLMC	0.150%	3/3/10	5,250,000	5,250,000	(a)

Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.170%	3/3/10	4,900,000	4,900,000	(a)

New York State Housing Finance Agency Service Contract Revenue:

LOC-Bank of America N.A.	0.210%	3/3/10	1,600,000	1,600,000	(a)

LOC-BNP Paribas	0.160%	3/3/10	2,000,000	2,000,000	(a)

New York State Housing Finance Agency, Historic Front Street, LOC-Landesbank Hessen-Thuringen	0.180%	3/3/10	5,100,000	5,100,000	(a)

New York, NY, HDC, MFH Revenue, 90 West St., LIQ-FNMA	0.150%	3/3/10	3,370,000	3,370,000	(a)

New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen	0.200%	3/3/10	1,900,000	1,900,000	(a)

Total Housing: Multi-Family				99,910,000

Housing: Single Family — 6.3%

New York State Housing Finance Agency Revenue:

10 Barclay Street, LIQ-FNMA	0.150%	3/3/10	3,200,000	3,200,000	(a)

188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen	0.200%	3/3/10	6,000,000	6,000,000	(a)(b)

316 11th Avenue Housing, LIQ-FNMA	0.150%	3/3/10	2,325,000	2,325,000	(a)

505 West 37th St., LOC-Landesbank Hessen-Thuringen	0.250%	3/3/10	2,300,000	2,300,000	(a)(b)

LOC-Landesbank Hessen-Thuringen	0.230%	3/3/10	6,700,000	6,700,000	(a)

Victory Housing, Credit Enhanced by FNMA	0.200%	3/3/10	6,300,000	6,300,000	(a)(b)

See Notes to Financial Statements.

6 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Housing: Single Family — continued

New York State Housing Finance Agency Service Contract Revenue, Refunding, LOC-Landesbank Hessen-Thuringen	0.210%	3/3/10	$200,000	$200,000	(a)

New York State Mortgage Agency Revenue, Homeowner Mortgage SPA-Dexia Credit Local	0.190%	3/1/10	1,800,000	1,800,000	(a)(b)

Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.190%	3/4/10	3,400,000	3,400,000	(a)(b)

Total Housing: Single Family				32,225,000

Industrial Revenue — 11.3%

Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.170%	3/4/10	1,540,000	1,540,000	(a)

Allegany County, NY, Industrial Development Agency, Environmental Facilities Revenue, Atlantic Richfield Co., BP PLC	0.120%	3/1/10	5,200,000	5,200,000	(a)(b)

Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale	0.230%	3/3/10	5,450,000	5,450,000	(a)(b)

Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Cherry Ridge Assisted Living, LOC-HSBC Bank USA N.A.	0.130%	3/4/10	4,500,000	4,500,000	(a)

New York City, NY, IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A., GIC-Bayerische Landesbank	0.140%	3/1/10	13,600,000	13,600,000	(a)

New York City, NY, IDA Revenue, Children’s Oncology Society, LOC-Bank of New York	0.160%	3/3/10	500,000	500,000	(a)

New York City, NY, Industrial Development Agency, Civic Facility Revenue:

Auditory/Oral School Project, LOC-Wells Fargo Bank	0.180%	3/4/10	1,660,000	1,660,000	(a)

Grace Church School Project, LOC-Wells Fargo Bank	0.250%	3/4/10	6,000,000	6,000,000	(a)

New York State Urban Development Corp. LOC-TD Banknorth N.A.	0.150%	3/4/10	6,900,000	6,900,000	(a)

Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.250%	3/4/10	1,340,000	1,340,000	(a)

Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.400%	3/4/10	3,120,000	3,120,000	(a)(b)

Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank	0.130%	3/4/10	175,000	175,000	(a)

Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.400%	3/4/10	2,660,000	2,660,000	(a)(b)

Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.110%	3/1/10	1,540,000	1,540,000	(a)

Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank	0.130%	3/4/10	3,480,000	3,480,000	(a)

Total Industrial Revenue				57,665,000

Life Care Systems — 0.3%

New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.200%	3/4/10	1,520,000	1,520,000	(a)

Miscellaneous — 0.2%

New York State Local Assistance Corp., LOC-Societe Generale	0.160%	3/3/10	1,100,000	1,100,000	(a)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report | 7
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Public Facilities — 6.4%

New York City, NY, Trust for Cultural Resources Revenue:

American Museum of Natural History, SPA-Bank of America N.A.	0.160%	3/1/10	$9,000,000	$9,000,000	(a)

Asia Society, LOC-JPMorgan Chase	0.170%	3/4/10	4,000,000	4,000,000	(a)

Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.120%	3/1/10	2,400,000	2,400,000	(a)

Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.160%	3/1/10	4,100,000	4,100,000	(a)

Manhattan School of Music, LOC-Wells Fargo Bank N.A.	0.140%	3/4/10	4,000,000	4,000,000	(a)

New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.150%	3/3/10	8,370,000	8,370,000	(a)

New York, NY, TFA, Subordinated, LIQ-Lloyds TSB Bank PLC	0.190%	3/3/10	1,015,000	1,015,000	(a)

Total Public Facilities				32,885,000

Tax Allocation — 5.0%

Commonwealth of Puerto Rico, GO, AGM, SPA-Dexia Credit Local	0.220%	3/4/10	12,600,000	12,600,000	(a)

Nassau County, NY, Interim Finance Authority:

LIQ-BNP Paribas	0.140%	3/3/10	2,500,000	2,500,000	(a)

LIQ-BNP Paribas	0.190%	3/3/10	3,915,000	3,915,000	(a)

Sales Tax Secured, SPA-BNP Paribas	0.140%	3/3/10	6,700,000	6,700,000	(a)

Total Tax Allocation				25,715,000

Transportation — 5.4%

Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of America N.A.	0.280%	3/4/10	1,875,000	1,875,000	(a)(b)

MTA, NY Dedicated Tax Fund:

AGM, SPA-Dexia Credit Local	0.210%	3/4/10	200,000	200,000	(a)

LOC-KBC Bank NV	0.210%	3/4/10	70,000	70,000	(a)(b)

LOC-Lloyds TSB Bank PLC	0.210%	3/4/10	1,400,000	1,400,000	(a)

LOC-Scotiabank	0.210%	3/4/10	900,000	900,000	(a)

MTA, NY, Revenue:

Dedicated Tax, AGM, SPA-Dexia Credit Local	0.230%	3/4/10	2,300,000	2,300,000	(a)

LOC-BNP Paribas	0.130%	3/1/10	2,900,000	2,900,000	(a)

Transportation, LOC-Landesbank Hessen-Thuringen	0.130%	3/1/10	2,500,000	2,500,000	(a)

MTA, NY, TECP:

BAN, LOC-ABN AMRO Bank N.V.	0.280%	4/6/10	3,550,000	3,550,000

LOC-ABN AMRO Bank N.V.	0.320%	5/6/10	3,600,000	3,600,000

Triborough Bridge & Tunnel Authority, NY Revenue:

AGM, SPA-Lloyds TSB Bank PLC	0.190%	3/3/10	2,750,000	2,750,000	(a)

LOC-State Street Bank & Trust Co.	0.160%	3/3/10	2,900,000	2,900,000	(a)

Refunding, Gem Subordinated, SPA-Bank of America	0.250%	3/4/10	2,475,000	2,475,000	(a)

Total Transportation				27,420,000

Utilities — 3.7%

Long Island Power Authority, NY Subordinated, LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg	0.240%	3/3/10	1,200,000	1,200,000	(a)

Long Island, NY, Power Authority Electric System Revenue:

AGM, SPA-Dexia Credit Local	0.230%	3/1/10	2,000,000	2,000,000	(a)

AGM, SPA-Dexia Credit Local	0.220%	3/3/10	2,100,000	2,100,000	(a)

New York State Power Authority, TECP	0.170%	3/1/10	6,065,000	6,065,000

New York State Power Authority, TECP	0.280%	3/4/10	4,500,000	4,500,000

New York State Power Authority, TECP	0.300%	3/11/10	725,000	725,000

See Notes to Financial Statements.

8 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Utilities — continued

New York State Power Authority, TECP:

LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.300%	3/3/10	$2,000,000	$2,000,000

LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank and Trust Co., BNP Paribas, Bank of New York	0.250%	4/6/10	400,000	400,000

Total Utilities				18,990,000

Water & Sewer — 6.4%

New York City, NY, MFA Water & Sewer System Revenue:

Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.110%	3/1/10	9,100,000	9,100,000	(a)

Second General Resolution, SPA-Dexia Credit Local	0.150%	3/1/10	1,900,000	1,900,000	(a)

SPA-Fortis Bank S.A.	0.120%	3/1/10	7,700,000	7,700,000	(a)

New York City, NY, Municipal Water Finance Authority:

Water & Sewer System Revenue, SPA-Dexia Credit Local	0.140%	3/1/10	500,000	500,000	(a)

Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.130%	3/1/10	1,485,000	1,485,000	(a)

Water & Sewer System Revenue, SPA-Lloyds TSB Bank PLC	0.140%	3/1/10	1,800,000	1,800,000	(a)

Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia	0.130%	3/3/10	10,000,000	10,000,000	(a)

Total Water & Sewer				32,485,000

Total Investments — 99.9% (Cost — $511,308,652#)				511,308,652

Other Assets in Excess of Liabilities — 0.1%				472,196

Total Net Assets — 100.0%				$511,780,848

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report | 9
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Western Asset New York Tax Free Money Market Fund

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GIC	— Guaranteed Investment Contract
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

Ratings Table*
S&P/Moody’s**

A-1	68.3%

VMIG1	21.5

NR	9.8

MIG1	0.3

A	0.1

100.0%

*	As a percentage of total investments.
**	S&P primary rating; Moody’s secondary.
See pages 10 and 11 for definitions of ratings.

See Notes to Financial Statements.

10 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
          (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus
(-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report | 11
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

12 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
          (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Statement of assets and liabilities (unaudited)

February 28, 2010

Assets:

Investments, at value	$511,308,652

Cash	27,776

Interest receivable	591,951

Receivable from investment manager	30,741

Prepaid expenses	19,912

Total Assets	511,979,032

Liabilities:

Distribution fees payable	100,612

Distributions payable	3,290

Payable for Fund shares repurchased	3,114

Trustees’ fees payable	1,100

Accrued expenses	90,068

Total Liabilities	198,184

Total Net Assets	$511,780,848

Net Assets:

Par value (Note 4)	$ 5,118

Paid-in capital in excess of par value	511,745,100

Undistributed net investment income	44,978

Accumulated net realized loss on investments	(14,348)

Total Net Assets	$511,780,848

Shares Outstanding	511,750,218

Net Asset Value	$1.00

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report | 13
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Statement of operations (unaudited)
For the Six Months Ended February 28, 2010

Investment Income:

Interest	$717,966

Expenses:

Investment management fee (Note 2)	1,144,452

Distribution fees (Note 2)	635,807

Treasury Guarantee Program fees (Note 8)	52,244

Legal fees	28,835

Registration fees	22,585

Transfer agent fees	21,303

Shareholder reports	20,737

Audit and tax	17,209

Insurance	6,832

Trustees’ fees	4,935

Custody fees	1,765

Miscellaneous expenses	3,877

Total Expenses	1,960,581

Less: Fee waivers and/or expense reimbursements (Note 2)	(1,268,046)

Net Expenses	692,535

Net Investment Income	25,431

Net Realized Loss on Investment Transactions	(6,300)

Increase in Net Assets From Operations	$19,131

See Notes to Financial Statements.

14 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
          (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Statements of changes in net assets

For the Six Months Ended February 28, 2010 (unaudited) and the Year Ended August 31, 2009	2010	2009

Operations:

Net investment income	$25,431	$5,334,711

Net realized loss	(6,300)	(7,136)

Increase in Net Assets From Operations	19,131	5,327,575

Distributions to Shareholders from (Note 1):

Net investment income	(25,431)	(5,334,709)

Decrease in Net Assets From Distributions to Shareholders	(25,431)	(5,334,709)

Fund Share Transactions (Note 4):

Net proceeds from sale of shares	250,299,731	809,531,518

Reinvestment of distributions	5,182	936,241

Cost of shares repurchased	(266,677,927)	(1,265,156,023)

Decrease in Net Assets From Fund Share Transactions	(16,373,014)	(454,688,264)

Decrease in Net Assets	(16,379,314)	(454,695,398)

Net Assets:

Beginning of period	528,160,162	982,855,560

End of period*	$511,780,848	$528,160,162

*Includes undistributed net investment income of:	$44,978	$44,978

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report  | 15
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2010[1]		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.006	0.019	0.030	0.025	0.014

Net realized gain (loss)[2]	(0.000)		(0.000)	(0.000)	0.000	(0.000)	0.000

Total income from operations	0.000	[2]	0.006	0.019	0.030	0.025	0.014

Less distributions from:
Net investment income	(0.000)[2]		(0.006)	(0.019)	(0.030)	(0.025)	(0.014)

Net realized gains	—		—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]

Total distributions	(0.000)[2]		(0.006)	(0.019)	(0.030)	(0.025)	(0.014)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.00	%*	0.64%	1.95%	3.01%	2.52%	1.36%

Net assets, end of period (000s)	$511,781		$528,160	$982,856	$1,002,749	$970,321	$1,034,450

Ratios to average net assets:
Gross expenses	0.77%[4,5]		0.80%[5,6]	0.74%[6]	0.76%[6,7]	0.79%[6]	0.75%

Net expenses[8,9]	0.27	[4,5,10]	0.64 [5,10]	0.65 [11]	0.65 [7,11]	0.65 [11]	0.65 [11]

Net investment income	0.01	[4]	0.78	1.92	2.97	2.49	1.34

[1]	For the six months ended February 28, 2010 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.25% for the period ended February 28, 2010, respectively, and 0.75% and 0.59% for the year ended August 31, 2009, respectively.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.79%, 0.73%, 0.74% and 0.75% for the years ended August 31, 2009, 2008, 2007 and 2006, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.76% and 0.65%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.65% until December 31, 2011.

[10]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

[11]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

*	Amount represents less than 0.005%.

See Notes to Financial Statements.

16 | Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
         (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves) (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$511,308,652	—	$511,308,652

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report  | 17
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions on the shares of the Fund are declared as of 12:00 noon Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance agreements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%

Next $1 billion	0.425

Next $3 billion	0.400

Next $5 billion	0.375

Over $10 billion	0.350

18 |	Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation the ratio of expenses other than interest, brokerage, taxes and extraordinary expenses, to average daily net assets of the Fund will not exceed 0.65% until December 31, 2011. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended February 28, 2010, LMPFA waived a portion of its fee in the amount of $1,144,452 and the Fund was reimbursed for expenses in the amount of $123,594.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a monthly fee at an annual rate not to exceed 0.25% of the average daily net assets of Class N shares. The distribution fees paid amounted to $635,807 for the six months ended February 28, 2010.

Certain officers and Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2010, the Fund did not invest in swaps, options, or futures and does not have any intention to do so in the future.

4. Shares of beneficial interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest with a par value $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and share repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Capital loss carryforward

As of August 31, 2009, the Fund had a net capital loss carryforward of approximately $912 which expires in 2016. This amount will be available to offset any future taxable capital gains.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report	| 19
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

6. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM based on the May 31, 2005 settlement order issued against CGM and SBFM based on the May 31, 2005 settlement order issued against CGM and SBFM by the U.S. Securities and Exchange Commission. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the

20 |	Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Notes to financial statements (unaudited) (cont’d)

consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (known as Western Asset New York Tax Free Money Market Fund effective May 31, 2010, prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

Western Asset New York Tax Free Money Market Fund 2010 Semi-Annual Report	| 21
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

8.Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap currently in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

22 | Western Asset New York Tax Free Money Market Fund
        (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset / CitiSM New York Tax Free Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

 The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management before the meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

 The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

 The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and

Western Asset New York Tax Free Money Market Fund | 23
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as New York tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2009 was below the median and that the Fund’s performance for the 10-year period ended June 30, 2009 was slightly below the median. The Board noted the explanations from the Manager and the Subadviser concerning the underperformance versus the peer group.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager and the Subadviser to continue to improve performance.

Management fees and expense ratios

 The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board

24 | Western Asset New York Tax Free Money Market Fund
        (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Board approval of management and subadvisory agreements (unaudited) (cont’d)

also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail no-load funds (including the Fund) classified as New York tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2011.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that although the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s Contractual Management Fee and Actual Management Fee were below the median.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Western Asset New York Tax Free Money Market Fund | 25
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Other benefits to the manager and the subadviser

 The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

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Western Asset

New York Tax Free Money Market Fund
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves)

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, NY 10154

Western Asset New York Tax Free Money Market Fund

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

Western Asset New York Tax Free Money Market Fund
Legg Mason Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Tax Free Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
FDXX010871 4/10 SR10-1057

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	April 27, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	April 27, 2010

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	April 27, 2010